STOCK-BASED COMPENSATION - Vallon - 10-K - Assumptions Used to Estimate Fair Value of Options (Details) - Vallon Pharmaceuticals, Inc. - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility (as a percent)	90.39%	83.78%
Expected term in years	5 years 11 months 23 days	5 years 10 months 6 days
Dividend rate	0.00%	0.00%
Risk-free interest rate	2.00%	1.01%
Fair value of option on grant date (in usd per share)	$ 115.80	$ 120.00